Segment and Geographic Information (Tables)	3 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows:

	Three months ended June 30,
	2017	2016
Revenue:
United States	$29,192	$19,111
United Kingdom	17,867	15,350
South Africa	8,781	5,775
Other	2,318	1,224
Total revenue	$58,158	$41,460

Summary of Property and Equipment, Net by Geographic Location

Property and equipment, net by geographic location consists of the following:

	As of June 30,	As of March 31,
	2017	2017
United States (1)	$26,308	$14,904
United Kingdom	12,942	9,007
Australia	4,327	3,867
South Africa	5,441	3,815
Other	738	416
Total	$49,756	$32,009

(1)	Includes $9.4 million of construction-in-process related to the Company’s Construction financing lease obligation, see footnote 15 for additional details.